INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Revenue
Rent	$ 33,600,232		$ 33,221,675
Interest and other	1,138,753		1,235,811
Operating Partnerships Revenues	34,738,985		34,457,486
Expenses
Interest	5,372,996		5,521,080
Depreciation and amortization	10,837,045		11,204,983
Taxes and insurance	4,149,177		3,954,517
Repairs and maintenance	4,442,027		4,258,853
Operating expenses	12,601,121		12,052,181
Other expenses	1,120,153		1,115,805
Operating Partnerships Total Expenses	38,522,519		38,107,419
NET INCOME (LOSS)	(3,783,534)		(3,649,933)
Net Income (loss) allocated to Boston Capital Tax Credit Fund V L.P.	(2,881,635)	[1]	(2,712,711)	[2]
Net Income (loss) allocated to other partners	(901,899)		(937,222)
Series Forty Seven [Member]
Revenue
Rent	12,363,094		12,022,011
Interest and other	444,225		483,125
Operating Partnerships Revenues	12,807,319		12,505,136
Expenses
Interest	1,718,764		1,736,678
Depreciation and amortization	3,556,422		3,731,135
Taxes and insurance	1,729,980		1,592,297
Repairs and maintenance	1,665,789		1,657,626
Operating expenses	4,569,552		4,422,472
Other expenses	555,342		491,399
Operating Partnerships Total Expenses	13,795,849		13,631,607
NET INCOME (LOSS)	(988,530)		(1,126,471)
Net Income (loss) allocated to Boston Capital Tax Credit Fund V L.P.	(790,780)	[1]	(901,443)	[2]
Net Income (loss) allocated to other partners	(197,750)		(225,028)
Series Forty Eight [Member]
Revenue
Rent	8,227,767		8,049,555
Interest and other	310,398		330,945
Operating Partnerships Revenues	8,538,165		8,380,500
Expenses
Interest	1,060,749		1,077,921
Depreciation and amortization	2,577,491		2,706,700
Taxes and insurance	1,019,605		966,551
Repairs and maintenance	1,203,468		1,034,278
Operating expenses	2,870,912		2,768,580
Other expenses	464,776		478,737
Operating Partnerships Total Expenses	9,197,001		9,032,767
NET INCOME (LOSS)	(658,836)		(652,267)
Net Income (loss) allocated to Boston Capital Tax Credit Fund V L.P.	(463,406)	[1]	(454,507)	[2]
Net Income (loss) allocated to other partners	(195,430)		(197,760)
Series Forty Nine [Member]
Revenue
Rent	13,009,371		13,150,109
Interest and other	384,130		421,741
Operating Partnerships Revenues	13,393,501		13,571,850
Expenses
Interest	2,593,483		2,706,481
Depreciation and amortization	4,703,132		4,767,148
Taxes and insurance	1,399,592		1,395,669
Repairs and maintenance	1,572,770		1,566,949
Operating expenses	5,160,657		4,861,129
Other expenses	100,035		145,669
Operating Partnerships Total Expenses	15,529,669		15,443,045
NET INCOME (LOSS)	(2,136,168)		(1,871,195)
Net Income (loss) allocated to Boston Capital Tax Credit Fund V L.P.	(1,627,449)	[1]	(1,356,761)	[2]
Net Income (loss) allocated to other partners	$ (508,719)		$ (514,434)

[1]	Amount includes $585,913, $148,365 and $346,526 for Series 47, Series 48 and Series 49, respectively, of loss not recognized under the equity method of accounting as described in note A.
[2]	Amount includes $551,081, $211,727 and $103,854 for Series 47, Series 48 and Series 49, respectively, of loss not recognized under the equity method of accounting as described in note A.